Hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hybrid bond [Line Items]
Amount	₩ 423,921	₩ 498,316
1st
Hybrid bond [Line Items]
Amount		₩ 298,861
Issue date		May 22, 2012
Maturity date		May 22, 2042
Interest rate (%)		5.34%
2nd
Hybrid bond [Line Items]
Amount	₩ 199,455	₩ 199,455
Issue date	Jun. 25, 2015	Jun. 25, 2015
Maturity date	Jun. 25, 2045	Jun. 25, 2045
Interest rate (%)	4.38%	4.38%
3rd
Hybrid bond [Line Items]
Amount	₩ 134,683
Issue date	Sep. 15, 2017
Interest rate (%)	3.77%
4th
Hybrid bond [Line Items]
Amount	₩ 89,783
Issue date	Sep. 15, 2017
Interest rate (%)	4.25%